Exhibit 99.13

Monthly Investor Report: Verizon Master Trust - VZMT 2025-5

Collection Period	July 2025
Payment Date	08/20/2025
Transaction Month	2
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/20/28	06/20/2031	$400,950,000.00		4.40%			4.40%
Class A-1b	6/20/28	06/20/2031	$133,650,000.00	30	SOFR +0.55%	08/13/2025	4.34270%	4.89%
Class B	6/20/28	06/20/2031	$40,870,000.00		4.42%			4.42%
Class C	6/20/28	06/20/2031	$24,530,000.00		4.84%			4.84%

Total			$600,000,000.00

Series 2025-5 Allocation % x Group One Available Funds								$41,866,968.01
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$41,866,968.01

Beginning of Period Reserve Account Balance								$6,539,509.54
Required Reserve Amount								$6,539,509.54
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$6,539,509.54

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$43.88	$43.88	$0.00	$0.00		$41,866,924.13
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$41,866,924.13
Asset Representations Reviewer Fee			$24.29	$24.29	$0.00	$0.00		$41,866,899.84
Supplemental ARR Fee			$97.16	$97.16	$0.00	$0.00		$41,866,802.68
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$41,865,552.68
Servicing Fee			$461,631.28	$461,631.28	$0.00	$0.00		$41,403,921.40
Class A-1a Note Interest			$1,470,150.00	$1,470,150.00	$0.00	$0.00		$39,933,771.40
Class A-1b Note Interest			$544,924.46	$544,924.46	$0.00	$0.00		$39,388,846.94
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$39,388,846.94
Class B Note Interest			$150,537.83	$150,537.83	$0.00	$0.00		$39,238,309.11
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$39,238,309.11
Class C Note Interest			$98,937.67	$98,937.67	$0.00	$0.00		$39,139,371.44
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$39,139,371.44
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$39,139,371.44
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$39,139,371.44
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$39,139,371.44
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$39,139,371.44
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$39,139,371.44
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$39,139,371.44
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$39,139,371.44
Class R Interest			$39,139,371.44	$39,139,371.44	$0.00	$0.00		$0.00

Total			$41,866,968.01	$41,866,968.01	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$0.00	$0.00	$1,470,150.00	$0.00	$0.00	$1,470,150.00
Class A-1b			$0.00	$0.00	$544,924.46	$0.00	$0.00	$544,924.46
Class B			$0.00	$0.00	$150,537.83	$0.00	$0.00	$150,537.83
Class C			$0.00	$0.00	$98,937.67	$0.00	$0.00	$98,937.67

Total			$0.00	$0.00	$2,264,549.96	$0.00	$0.00	$2,264,549.96

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.67	$0.00	$3.67	$400,950,000.00	1.00	$400,950,000.00	1.00
Class A-1b	$1,000.00	$4.08	$0.00	$4.08	$133,650,000.00	1.00	$133,650,000.00	1.00
Class B	$1,000.00	$3.68	$0.00	$3.68	$40,870,000.00	1.00	$40,870,000.00	1.00
Class C	$1,000.00	$4.03	$0.00	$4.03	$24,530,000.00	1.00	$24,530,000.00	1.00

Total	$1,000.00	$3.77	$0.00	$3.77	$600,000,000.00	1.00	$600,000,000.00	1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$300,000,000.00			$300,000,000.00
Principal Funding Account balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.